Significant Accounting Policies - Summary of Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 2,624,719	$ 369,684	¥ 1,494,150	$ 210,447	¥ 2,664,132	¥ 1,563,755
Restricted cash	1,578,450	222,320	1,436,033	$ 202,261	1,454,682	1,276,151
Restricted term deposit and short-term investments	105,182	14,815	1,061,858
Deposits to insurance companies and guarantee companies	2,613,271	368,072	2,249,022
Property, equipment and software, net	446,640	62,908	284,593
Land use rights, net and right of use assets	897,267	126,377	931,667
TOTAL ASSETS	23,140,791	3,259,312	22,770,703
Liabilities [Abstract]
Deferred guarantee income	1,538,385	216,677	894,858		419,843	694,582
Contingent guarantee liabilities	1,808,540		882,107		928,840	1,738,787
TOTAL LIABILITIES	13,430,709	1,891,676	14,121,952
SHAREHOLDERS’ EQUITY:
Total shareholders equity	9,710,082	1,367,636	8,648,751		¥ 8,067,809	¥ 5,530,738
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	23,140,791	$ 3,259,312	22,770,703
VIEs
ASSETS
Cash and cash equivalents	1,834,738		1,273,823
Restricted cash	916,015		718,675
Restricted term deposit and short-term investments	149,678		119,678
Financing receivables, net	3,990,083		6,756,760
Amounts due from Group companies	201,390		106,977
Deposits to insurance companies and guarantee companies	2,605,464		2,214,771
Contract assets and receivables, net	5,586,257		4,151,340
Property, equipment and software, net	351,688		213,610
Land use rights, net and right of use assets	955,250		1,029,258
Long-term investments	239,244		331,560
Other assets	3,119,999		2,919,516
TOTAL ASSETS	19,949,806		19,835,968
Liabilities [Abstract]
Amounts due to Group companies	6,546,526		6,285,111
Borrowings	842,158		1,288,476
Funding debts	3,938,996		5,719,358
Deferred guarantee income	1,215,490		781,633
Contingent guarantee liabilities	1,232,002		770,495
Amounts due to related parties	3,641,027		2,699,461
TOTAL LIABILITIES	17,416,199		17,544,534
SHAREHOLDERS’ EQUITY:
Total equity attributable to owners of the company	2,533,607		2,291,434
Total shareholders equity	2,533,607		2,291,434
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 19,949,806		¥ 19,835,968